Summary of Significant Accounting Policies - Earnings Per Share (Details 7)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share
Antidilutive stock options and units	634
Stock Compensation Plan [Member]
Earnings Per Share
Antidilutive stock options and units		346